ACCRUALS AND OTHER CURRENT LIABILITIES	6 Months Ended
Jun. 30, 2024
ACCRUALS AND OTHER CURRENT LIABILITIES
ACCRUALS AND OTHER CURRENT LIABILITIES

5. ACCRUALS AND OTHER CURRENT LIABILITIES

Accrued liabilities and other current liabilities consisted of the following:

	As of December 31,	As of June 30,
	2023	2024
	US$	US$
Professional service fees	1,194,199	1,093,869
Payroll and related liabilities	1,177,301	952,336
Other taxes and surcharge	510,259	490,249
Others	119,749	122,078
	3,001,508	2,658,532